Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2014
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Such related party transactions were as follows for the periods indicated:

	Three Months Ended		Six Months Ended
	June 30, 2014 $	June 30, 2013 $	June 30, 2014 $	June 30, 2013 $
Revenues(i)	9,452	9,398	18,801	16,505
Vessel operating expenses(ii)	3,245	2,587	6,074	4,938
General and administrative(iii)	4,065	2,816	7,134	6,004

(i)

Commencing in 2008, the Arctic Spirit and Polar Spirit were time-chartered to Teekay Corporation at a fixed-rate for a period of ten years (plus options exercisable by Teekay Corporation to extend up to an additional 15 years).

(ii)	Includes ship management and crew training services provided by Teekay Corporation.

(iii)

Includes commercial, strategic, advisory, business development and administrative management fees charged by Teekay Corporation and reimbursements to Teekay Corporation and our General Partner for costs incurred on the Partnership’s behalf.